Income Taxes (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Operating loss carryforwards			$ 84,000
Income Tax Expense (Benefit)		$ 50	$ 94	$ 80